Fair value of financial instruments and marketable securities (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial assets measured at fair value on recurring basis
Marketable securities	$ 133,182,565
Recurring basis | Total
Financial assets measured at fair value on recurring basis
Marketable securities	133,182,565
Warrant liability	98,819	95,661	1,878,316
Recurring basis | Significant other observable inputs (level 2)
Financial assets measured at fair value on recurring basis
Marketable securities	133,182,565
Recurring basis | Significant unobservable inputs (level 3)
Financial assets measured at fair value on recurring basis
Warrant liability	$ 98,819	$ 95,661	$ 1,878,316